Offerings	Jan. 14, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0,001 per share
Amount Registered | shares	10,319,727
Proposed Maximum Offering Price per Unit | $ / shares	0.51
Maximum Aggregate Offering Price	$ 5,263,060.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 726.83
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
This estimate is made pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on January 9, 2026, as reported on the Nasdaq Capital Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon conversion of the Convertible Notes
Amount Registered | shares	22,138,333
Proposed Maximum Offering Price per Unit | $ / shares	0.51
Maximum Aggregate Offering Price	$ 11,290,549.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,559.22
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
This estimate is made pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on January 9, 2026, as reported on the Nasdaq Capital Market.